Long Term Debt - Boaz Revolving Credit Facility - Additional Information (Detail) (Revolving Credit Facility [Member], Boaz [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
	Aug. 01, 2011	Aug. 01, 2011
Revolving Credit Facility [Member] | Boaz [Member]
Debt Obligations [Line Items]
Revolving credit facility		$ 75.0
Debt Instrument, maturity date	Aug. 31, 2015
Debt instrument, pay off date	Oct. 01, 2013